Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2021	2020	2019
Outstanding, beginning of year	157,817	117,647	93,069
Granted	21,958	63,858	33,853
Exercised	(33,324)	-	-
Cancelled	-	(2,955)
Forfeited	(12,659)	(20,733)	(9,275)
Outstanding, end of year	133,792	157,817	117,647
Weighted average exercise price at end of year	$22.28	$19.83	$21.81

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2021	2020	2019
Weighted-average fair value of options granted	$11.19	$4.83	$7.77
Average dividend yield	2.23%	2.93%	2.26%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	1.00%	0.49%	1.93%
Expected term (years)	7	7	7
Shares Granted	21,958	63,858	33,853
Exercise Price	$34.60	$16.77	$22.97